Accounts Receivable and Accrued Revenues	12 Months Ended
Dec. 31, 2025
Trade and other current receivables [abstract]
Accounts Receivable and Accrued Revenues

13. ACCOUNTS RECEIVABLE AND ACCRUED REVENUES

As at December 31,	2025	2024
Trade and Accruals	3,046	2,378
Prepaids and Deposits	260	187
Joint Operations Receivables	36	40
Other	93	9
	3,435	2,614